UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2011



[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA VIRGINIA BOND FUND
DECEMBER 31, 2011

                                                                      (Form N-Q)

48464-0212                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

December 31, 2011 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., National Public Finance Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Bank of America, N.A. or Dexia Credit Local.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA       Economic Development Authority
IDA       Industrial Development Authority/Agency
PRE       Prerefunded to a date prior to maturity

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1  | USAA Virginia Bond Fund

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PORTFOLIO OF INVESTMENTS

USAA VIRGINIA BOND FUND

December 31, 2011 (unaudited)

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                             COUPON             FINAL         VALUE
(000)       SECURITY                                                 RATE          MATURITY         (000)
---------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (92.8%)

            VIRGINIA (84.5%)
$   2,500   Albemarle County IDA                                     5.00%        1/01/2031    $    2,362
    1,000   Alexandria IDA                                           4.75         1/01/2036         1,075
    2,000   Amherst IDA                                              5.00         9/01/2026         2,037
    2,000   Amherst IDA                                              4.75         9/01/2030         1,985
   15,000   Arlington County IDA                                     5.00         7/01/2031        15,649
    5,310   Bedford County EDA (INS)                                 5.25         5/01/2031         5,594
    2,615   Capital Region Airport Commission (INS)                  5.00         7/01/2031         2,775
    5,000   Chesapeake Bay Bridge & Tunnel District                  5.50         7/01/2025         5,505
    5,000   College Building Auth.                                   5.00         6/01/2029         4,897
   10,000   College Building Auth.                                   5.00         3/01/2034        10,788
    3,290   College Building Auth. (PRE)                             5.00         6/01/2036         3,873
   11,710   College Building Auth.                                   5.00         6/01/2036        11,216
    5,400   Commonwealth Housing Dev. Auth.                          4.60         4/01/2028         5,468
    4,005   Commonwealth Port Auth.                                  5.00         7/01/2030         4,244
    3,715   Dinwiddie County IDA (INS)                               5.00         2/15/2034         3,764
   11,145   Fairfax (INS)                                            4.75         1/15/2035        11,548
    1,255   Fairfax                                                  4.75         1/15/2036         1,300
    7,100   Fairfax County EDA                                       5.00        10/01/2027         7,184
   12,700   Fairfax County EDA (INS)                                 5.00         4/01/2029        13,535
    7,980   Fairfax County EDA                                       5.00         1/15/2030         8,361
    6,150   Fairfax County EDA                                       5.00         4/01/2032         6,369
    5,750   Fairfax County EDA                                       4.88        10/01/2036         5,759
    7,500   Fairfax County EDA                                       5.13        10/01/2037         7,431
    1,500   Fairfax County IDA                                       5.25         5/15/2026         1,680
    5,770   Farms of New Kent Community Dev. Auth. (a)               5.45         3/01/2036         3,314
   12,275   Fauquier County IDA (INS)                                5.25        10/01/2025        12,576
    1,000   Fauquier County IDA                                      5.00        10/01/2027         1,020
    8,825   Fauquier County IDA                                      5.25        10/01/2037         8,927
    6,195   Frederick County IDA (INS)                               4.75         6/15/2036         6,296
    2,500   Fredericksburg City EDA                                  5.25         6/15/2023         2,851
    4,755   Front Royal & Warren County IDA (INS) (PRE)              5.00         4/01/2029         5,223
    2,745   Front Royal & Warren County IDA (INS)                    5.00         4/01/2029         2,822
    9,030   Hampton (INS) (PRE)                                      5.25         1/15/2023         9,491
    9,000   Hampton Roads Sanitation District                        5.00         4/01/2033         9,697
   10,970   Hanover County IDA (INS)                                 6.38         8/15/2018        12,288
    2,000   Harrisonburg IDA (INS)                                   5.00         8/15/2031         1,984
   10,000   Harrisonburg IDA (INS)                                   4.50         8/15/2039         8,696
   10,000   Henrico County                                           5.00         5/01/2036        10,662
    3,200   Henrico County EDA                                       5.00        10/01/2027         3,219
      400   Henrico County EDA (PRE)                                 5.60        11/15/2030           419
    9,350   Henrico County EDA                                       5.60        11/15/2030         9,391
    5,170   Henrico County EDA                                       5.00        10/01/2035         4,999
    4,105   Housing Dev. Auth.                                       4.50         1/01/2039         4,073
    1,000   King George County IDA (INS)                             5.00         3/01/2032         1,020
    5,000   Lewistown Commerce Center Community Dev. Auth.,
               acquired 10/12/2007; cost $5,000 (a),(b),(c)          5.75         3/01/2019         4,214
    5,000   Lexington IDA                                            5.00        12/01/2036         5,437

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2  | USAA Virginia Bond Fund

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
---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                             COUPON             FINAL         VALUE
(000)       SECURITY                                                 RATE          MATURITY         (000)
---------------------------------------------------------------------------------------------------------
$   5,000   Marquis Community Dev. Auth., acquired
               11/16/2007; cost $5,000 (a),(b),(c)                   5.63%        9/01/2018    $    3,562
    5,000   Montgomery County EDA                                    5.00         6/01/2035         5,438
    5,500   Montgomery County IDA                                    5.00         2/01/2029         5,916
    5,245   Newport News EDA                                         5.00         7/01/2031         5,580
    1,850   Norfolk Redevelopment and Housing Auth.                  5.50        11/01/2019         1,857
    4,963   Peninsula Town Center Community Dev. Auth.               6.45         9/01/2037         4,645
    2,815   Powhatan County EDA (INS)                                5.00         3/15/2032         2,951
    1,620   Prince William County (INS)                              5.00         9/01/2024         1,758
    1,210   Prince William County IDA                                5.50        10/01/2017         1,287
    1,695   Prince William County IDA                                5.00        10/01/2018         1,782
    1,350   Prince William County IDA                                5.50        10/01/2019         1,424
    3,370   Prince William County IDA                                4.88         1/01/2020         2,164
    3,985   Prince William County IDA                                5.38        10/01/2023         4,153
    8,000   Prince William County IDA                                5.13         1/01/2026         4,888
    1,705   Prince William County IDA                                5.50         9/01/2031         1,887
    2,000   Prince William County IDA                                5.50         9/01/2031         2,182
    7,500   Prince William County IDA                                5.50        10/01/2033         7,683
    1,000   Prince William County IDA                                5.50         9/01/2034         1,085
    5,310   Rappahannock Regional Jail Auth. (INS)                   4.75        12/01/2031         5,499
    6,280   Rappahannock Regional Jail Auth. (INS)                   4.50        12/01/2036         6,446
    3,945   Resources Auth.                                          4.75        11/01/2035         4,084
    2,000   Resources Auth.                                          4.38        11/01/2036         2,022
    2,135   Reynolds Crossing Community Dev. Auth.                   5.10         3/01/2021         2,138
    2,500   Richmond (INS)                                           4.50         1/15/2033         2,578
    2,000   Richmond                                                 5.00         1/15/2035         2,161
    4,500   Richmond                                                 5.00         1/15/2040         4,838
    5,120   Roanoke County EDA (INS)                                 5.00        10/15/2027         5,627
    2,850   Roanoke County EDA (INS)                                 5.00        10/15/2032         3,029
    4,285   Roanoke County EDA (INS)                                 5.13        10/15/2037         4,516
    7,000   Roanoke County IDA (INS)                                 5.00         7/01/2038         7,258
      420   Small Business Financing Auth.                           5.00         4/01/2025           457
      185   Small Business Financing Auth.                           5.25         4/01/2026           203
    1,500   Small Business Financing Auth.                           5.25         9/01/2027         1,522
      855   Small Business Financing Auth.                           5.50         4/01/2028           941
      750   Small Business Financing Auth.                           5.50         4/01/2033           801
   15,000   Small Business Financing Auth.                           5.25         9/01/2037        14,739
   11,945   Small Business Financing Auth.                           5.00        11/01/2040        12,444
    4,000   Southampton County                                       5.00         4/01/2025         4,178
    6,345   Spotsylvania County EDA (INS)                            5.00         2/01/2031         6,541
    7,400   Stafford County and City of Stauton IDA (INS)            5.25         8/01/2031         7,763
   16,155   Stafford County and City of Stauton IDA (INS)            5.25         8/01/2036        16,777
   10,000   Tobacco Settlement Financing Corp.                       5.00         6/01/2047         6,212
    9,095   Univ. of Virginia (PRE)                                  5.00         6/01/2027         9,702
    1,755   Univ. of Virginia                                        5.00         6/01/2027         1,810
    5,000   Upper Occoquan Sewage Auth.                              5.00         7/01/2041         5,400
    6,315   Virginia Commonwealth Univ. Health System Auth.          4.75         7/01/2036         6,399
    3,000   Virginia Commonwealth Univ. Health System Auth.          4.75         7/01/2041         3,035
    3,175   Virginia Housing Dev. Auth.                              4.50        10/01/2036         3,213
    4,480   Virginia Housing Dev. Auth.                              4.60         9/01/2040         4,523
    3,000   Virginia Port Auth.                                      5.00         7/01/2030         3,275
   10,000   Virginia Port Auth.                                      5.00         7/01/2040        10,659
    1,435   Virginia Resources Auth.                                 5.00        11/01/2040         1,557
    2,165   Washington County IDA                                    5.25         8/01/2030         2,391
    2,160   Washington County IDA                                    5.50         8/01/2040         2,371
    4,862   Watkins Centre Community Dev. Auth.                      5.40         3/01/2020         4,936
    3,000   Winchester IDA                                           5.63         1/01/2044         3,158
                                                                                               ----------
                                                                                                  518,463
                                                                                               ----------
            DISTRICT OF COLUMBIA (4.8%)
    2,825   Metropolitan Airports Auth.                              5.00        10/01/2029         3,075
   12,465   Metropolitan Airports Auth.                              5.00        10/01/2030        13,375

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                                                   Portfolio of Investments |  3

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                             COUPON             FINAL         VALUE
(000)       SECURITY                                                 RATE          MATURITY         (000)
---------------------------------------------------------------------------------------------------------
$  11,230   Metropolitan Airports Auth.                              5.00%       10/01/2039    $   11,830
    1,000   Metropolitan Area Transit Auth.                          5.13         7/01/2032         1,090
                                                                                               ----------
                                                                                                   29,370
                                                                                               ----------
            PUERTO RICO (3.5%)
    6,180   Commonwealth (PRE)                                       5.25         7/01/2032         7,420
    2,000   Electric Power Auth.                                     5.25         7/01/2028         2,115
   11,000   Sales Tax Financing Corp.                                5.75         8/01/2037        12,026
                                                                                               ----------
                                                                                                   21,561
                                                                                               ----------
            Total Fixed-Rate Instruments (cost: $561,699)                                         569,394
                                                                                               ----------
            VARIABLE-RATE DEMAND NOTES (5.8%)

            VIRGINIA (3.3%)
   15,000   Fairfax County EDA (LOC - SunTrust Bank)                 0.45         6/01/2037        15,000
    5,000   Winchester IDA (LIQ) (b)                                 0.73         1/21/2014         5,000
                                                                                               ----------
                                                                                                   20,000
                                                                                               ----------
            PUERTO RICO (2.5%)
    7,595   Electric Power Auth. (LIQ)(LOC - Dexia Credit
               Local) (b)                                            2.25         7/01/2026         7,595
    8,000   Highway and Transportation Auth. (LIQ)(LOC - Dexia
               Credit Local) (b)                                     2.25         1/01/2029         8,000
                                                                                               ----------
                                                                                                   15,595
                                                                                               ----------
            Total Variable-Rate Demand Notes (cost: $35,595)                                       35,595
                                                                                               ----------
            TOTAL INVESTMENTS (COST: $597,294)                                                 $  604,989
                                                                                               ==========

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------
                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT    UNOBSERVABLE
                                          MARKETS        OBSERVABLE        INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                    ASSETS                                                  TOTAL
-------------------------------------------------------------------------------------------------------
  FIXED-RATE INSTRUMENTS               $          --     $   569,394     $         --     $     569,394
  VARIABLE-RATE DEMAND NOTES                      --          35,595               --            35,595
-------------------------------------------------------------------------------------------------------
Total                                  $          --     $   604,989     $         --     $     604,989
-------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                          FIXED-RATE INSTRUMENTS
--------------------------------------------------------------------------------
Balance as of March 31, 2011                                              $3,572
Purchases                                                                      -
Sales                                                                          -
Transfers into Level 3                                                         -
Transfers out of Level 3                                                  (3,572)
Net realized gain (loss)                                                       -
Change in net unrealized appreciation/depreciation                             -
--------------------------------------------------------------------------------
Balance as of December 31, 2011                                               $-
--------------------------------------------------------------------------------

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4  | USAA Virginia Bond Fund

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For the period of April 1, 2011, through December 31, 2011, fixed-rate instrument with a value of $4,148,000 was transferred from Level 3 to Level 2 as market quotations from the pricing service became available. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  5

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NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is scheduled to occur on or about January 1, 2012.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

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6  | USAA Virginia Bond Fund

================================================================================

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost and fixed-rate instruments which are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2011, were $23,185,000 and $15,490,000, respectively, resulting in net unrealized appreciation of $7,695,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $613,301,000 at December 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.



================================================================================

                                          Notes to Portfolio of Investments |  7

================================================================================

SPECIFIC NOTES

(a) Security was fair valued at December 31, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2011, was $7,776,000, which represented 1.3% of the Fund's net assets.

================================================================================

8  | USAA Virginia Bond Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended DECEMBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      02/27/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:      02/27/2012
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      02/27/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.